SCHEDULE OF MOVEMENT OF ALLOWANCE FOR CREDIT LOSS (Details) - Youlife International Holdings Inc [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Restructuring Cost and Reserve [Line Items]
Beginning balance	$ 6,012	¥ 42,683	$ 8,049	¥ 57,146
Charge to (reversal of) expense	(224)	(1,637)	(1,831)	(13,001)	57,146
Less: dissolution of subsidiaries and branches			(206)	(1,462)
Ending balance	3,913	28,565	6,012	42,683	57,146
Beginning balance	2,924	20,762	3,907	27,738	7,347
Exchange difference of beginning balance	(80)
Charge to (reversal of) expense	250	1,827	(334)	(2,371)	26,246
Less: dissolution of subsidiaries and branches			(649)	(4,605)	(5,855)
Ending balance	3,094	22,589	$ 2,924	20,762	¥ 27,738
Exchange difference of beginning balance	(164)
Charge to (reversal of) expense	$ (1,710)	¥ (12,481)